Submission	Jun. 20, 2025
Submission [Line Items]
Central Index Key	0001094517
Registrant Name	TOYOTA MOTOR CORP/
Form Type	F-3
Submission Type	F-3ASR
Fee Exhibit Type	EX-FILING FEES